DERIVATIVE INSTRUMENTS AND HEDGING TRANSACTIONS - Schedule of Derivative Instruments in Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Notional	$ 17,897	$ 18,727
Fair Value Asset	53	199
Fair Value (Liability)	(339)	(312)
Fair value of hedging instruments
Derivative [Line Items]
Notional	9,699	9,048
Fair Value Asset	46	125
Fair Value (Liability)	(334)	(309)
Fair value of hedging instruments | Derivatives in fair value hedging relationships | Interest rate swap agreements
Derivative [Line Items]
Notional	4,717	4,984
Fair Value Asset	18	16
Fair Value (Liability)	(184)	(303)
Fair value of hedging instruments | Derivatives in cash flow hedging relationships | Foreign currency exchange contracts
Derivative [Line Items]
Notional	712	866
Fair Value Asset	28	19
Fair Value (Liability)	(4)	(5)
Fair value of hedging instruments | Derivatives in cash flow hedging relationships | Commodity contracts
Derivative [Line Items]
Notional	6	9
Fair Value Asset	0	0
Fair Value (Liability)	(1)	(1)
Fair value of hedging instruments | Derivatives in net investment hedging relationships | Cross currency swap agreements
Derivative [Line Items]
Notional	4,264	3,189
Fair Value Asset	0	90
Fair Value (Liability)	(145)	0
Derivatives not designated as hedging instruments | Foreign currency exchange contracts
Derivative [Line Items]
Notional	8,198	9,679
Fair Value Asset	7	74
Fair Value (Liability)	$ (5)	$ (3)